Investment securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost of Securities and Fair Values
The following tables summarize the amortized cost, allowance for credit losses and fair value of the available-for-sale debt securities and the corresponding amounts of unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2020 and 2019:

	December 31, 2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Allowance for credit losses for investments	Fair Value
Investment Securities
Available-for-sale debt securities
U.S. government agency securities	$2,000	$3	$—	$—	$2,003
Mortgage-backed securities - residential	760,099	14,040	(803)	—	773,336
Mortgage-backed securities - commercial	20,226	1,362	—	—	21,588
States and political subdivisions	336,543	19,806	(20)	—	356,329
U.S. Treasury securities	16,480	148	—	—	16,628
Corporate securities	2,500	17	(1)	—	2,516
Total	$1,137,848	$35,376	$(824)	$—	$1,172,400

	December 31, 2019
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value
Investment Securities
Available-for-sale debt securities
Mortgage-backed securities - residential	$474,144	$4,829	$(1,661)	$477,312
Mortgage-backed securities - commercial	12,957	407	—	13,364
States and political subdivisions	181,178	8,287	(230)	189,235
U.S. Treasury securities	7,426	22	—	7,448
Corporate securities	1,000	22	—	1,022
Total	$676,705	$13,567	$(1,891)	$688,381

Schedule of Amortized Cost and Fair Value of Debt Securities by Contractual Maturity	Therefore, mortgage-backed securities are not included in the maturity categories in the following maturity summary.

	December 31,		December 31,
	2020		2019
	Available-for-sale		Available-for-sale
	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$35,486	$35,662	$1,148	$1,152
Due in one to five years	24,278	24,684	11,553	11,676
Due in five to ten years	40,038	41,332	18,287	18,887
Due in over ten years	257,721	275,798	158,616	165,990
	357,523	377,476	189,604	197,705
Mortgage-backed securities - residential	760,099	773,336	474,144	477,312
Mortgage-backed securities - commercial	20,226	21,588	12,957	13,364
Total debt securities	$1,137,848	$1,172,400	$676,705	$688,381

Schedule of Sales and Other Dispositions of Available-for-Sale Securities
Sales and other dispositions of available-for-sale securities were as follows:

	Year Ended December 31,
	2020	2019	2018
Proceeds from sales	$146,494	$24,498	$2,742
Proceeds from maturities, prepayments and calls	220,549	113,018	73,066
Gross realized gains	1,606	7	9
Gross realized losses	271	98	44

Schedule of Gross Unrealized Losses
The following tables show gross unrealized losses for which an allowance for credit losses has not been recorded at December 31, 2020 and December 31, 2019, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2020
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. government agency securities	$—	$—	$—	$—	$—	$—
Mortgage-backed securities - residential	182,012	(803)	—	—	182,012	(803)
States and political subdivisions	3,184	(20)	—	—	3,184	(20)
Corporate securities	499	(1)	—	—	499	(1)
Total	$185,695	$(824)	$—	$—	$185,695	$(824)

	December 31, 2019
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized loss
Mortgage-backed securities - residential	$47,641	$(164)	$175,730	$(1,497)	$223,371	$(1,661)
States and political subdivisions	15,433	(230)	—	—	15,433	(230)
Total	$63,074	$(394)	$175,730	$(1,497)	$238,804	$(1,891)